INTANGIBLE ASSETS, NET - Amortization (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Dec. 31, 2025 CNY (¥)
Estimated amortization expense
2026	¥ 29
2027	25
2028	21
2029	20
2030	17
Thereafter	94
Total	¥ 206